Supplement to the

Fidelity® Arizona Municipal Money Market Fund
A Fund of Fidelity Union Street Trust II

Fidelity Arizona Municipal Income Fund
(Formerly Spartan® Arizona Municipal Income Fund)
A Fund of Fidelity Union Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 29, 2005

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

AZI/SPZB-06-01 July 19, 2006
1.713596.117

Supplement to the

Fidelity® Municipal Money Market Fund
and
Fidelity AMT Tax-Free Money Fund
(formerly Spartan® Municipal Money Fund)

Funds of Fidelity Union Street Trust II

STATEMENT OF ADDITIONAL INFORMATION

October 29, 2005

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

SMM/MMMB-06-01 July 19, 2006
1.476046.111